iShares
®
MSCI Finland ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobile Components  —  0 .8%
Nokian Renkaat OYJ
(a)
..................... 41,827 $ 539,159
a
Banks  —  17 .1%
Nordea Bank Abp ........................ 581,960 11,150,288
a
Broadline Retail  —  1 .2%
Puuilo OYJ ............................. 30,107 461,435
Tokmanni Group Corp.
(a)
.................... 34,666 284,980
746,415
a
Chemicals  —  1 .0%
Kemira OYJ ............................ 32,624 677,917
a
Communications Equipment  —  21 .7%
Nokia OYJ ............................. 963,532 14,152,145
a
Consumer Staples Distribution & Retail  —  2 .4%
Kesko OYJ , Class B ....................... 64,086 1,553,303
a
Containers & Packaging  —  1 .7%
Huhtamaki OYJ .......................... 24,984 796,651
Metsa Board OYJ , Class B
(a) (b)
................ 88,348 302,021
1,098,672
a
Diversified Telecommunication Services  —  2 .4%
Elisa OYJ .............................. 33,180 1,591,391
a
Electric Utilities  —  3 .6%
Fortum OYJ ............................ 99,941 2,336,088
a
Electrical Equipment  —  0 .5%
Kempower OYJ
(b)
......................... 17,092 294,855
a
Health Care Equipment & Supplies  —  0 .4%
Revenio Group OYJ
(b)
...................... 16,066 262,726
a
Household Durables  —  0 .5%
YIT OYJ
(b)
.............................. 94,326 301,460
a
Insurance  —  7 .8%
Mandatum OYJ .......................... 119,725 794,735
Sampo OYJ , Class A ...................... 408,816 4,314,869
5,109,604
a
IT Services  —  1 .1%
Tieto OYJ .............................. 30,433 732,258
a
Leisure Products  —  0 .6%
Harvia OYJ ............................. 7,581 361,329
a
Machinery  —  18 .9%
Hiab OYJ , Class B ........................ 11,302 710,545
Kalmar OYJ , Class B ...................... 12,087 626,763
Security Shares Value
a
Machinery (continued)
Kone OYJ , Class B ....................... 47,060 $ 2,812,806
Konecranes OYJ ......................... 46,086 1,520,832
Metso OYJ ............................. 142,888 2,725,619
Valmet OYJ ............................ 35,884 972,347
Wartsila OYJ Abp ......................... 71,934 2,919,341
12,288,253
a
Metals & Mining  —  1 .2%
Outokumpu OYJ ......................... 113,033 784,113
a
Oil, Gas & Consumable Fuels  —  4 .2%
Neste OYJ ............................. 83,750 2,750,837
a
Paper & Forest Products  —  6 .6%
Stora Enso OYJ , Class R ................... 132,517 1,550,801
UPM-Kymmene OYJ ...................... 94,333 2,756,011
4,306,812
a
Passenger Airlines  —  0 .5%
Finnair OYJ
(b)
........................... 65,321 326,770
a
Pharmaceuticals  —  3 .2%
Orion OYJ , Class B ....................... 24,821 2,073,219
a
Real Estate Management & Development  —  0 .7%
Lumo Kodit OYJ ......................... 55,271 478,674
a
Software  —  1 .3%
Bittium OYJ
(a)
........................... 10,356 475,764
QT Group OYJ
(a) (b)
........................ 10,696 367,402
843,166
a
Total Long-Term Investments — 99.4%
(Cost: $ 55,031,355 ) ................................. 64,759,454
a
Short-Term Securities
Money Market Funds  —  2 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(c) (d) (e)
...................... 1,376,647 1,377,061
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(c) (d)
............................ 19,830 19,830
a
Total Short-Term Securities — 2.1%
(Cost: $ 1,396,881 ) .................................. 1,396,891
Total Investments — 101.5%
(Cost: $ 56,428,236 ) ................................. 66,156,345
Liabilities in Excess of Other Assets — ( 1 .5 ) % ............... (993,182)
Net Assets — 100.0% ................................. $ 65,163,163
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Finland ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 529,473  $ 847,665
(a)
$ —  $ (54) $ (23) $ 1,377,061  1,376,647  $ 3,826
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 11,303  8,527
(a)
—  —  —  19,830  19,830  404  —
$ —  $ (54) $ (23)
$ 1,396,891
$ 4,230  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index .................................................................. 3 06/19/26 $ 212 $ 7,009

iShares
®
MSCI Finland ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 8,405,226  $ 56,354,228  $ —  $ 64,759,454
Short-Term Securities
Money Market Funds ...................................... 1,396,891  —  —  1,396,891
$ 9,802,117  $ 56,354,228  $ —  $ 66,156,345
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 7,009  $ —  $ —  $ 7,009
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)